CERTNYS

[redacted]

06066460

NYSE Group

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

1-32969

RECD S.E.C.
SEP 0 1 2006
1088

September 1, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MS STRUCTURED ASSET CORP., SATURNS Cummins Engine Company Debenture Backed Series 2006-2 Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 1, 2006. Tentative listing date – September 5, 2006.

Sincerely,

Paras Madho

PROCESSED
APR 2 4 2007
THOMSON
FINANCIAL

END